Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY UNION STREET TRUST II
Prospectus Date	rr_ProspectusDate	Oct. 30, 2012
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2012